Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets Tables Abstract
Schedule of intangible assets

	Internally generated – Completed	Internally generated – In Process	Acquired software licences	Total
Cost
Balance at December 31, 2017	16,528	3,541	3,351	23,420
Additions	-	7,730	5	7,735
Transfers	10,373	(10,373)	-	-
Balance at December 31, 2018	26,901	898	3,356	31,155
Additions	-	8,438	-	8,438
Transfers	7,948	(7,948)	-	-
Balance at December 31, 2019	34,849	1,388	3,356	39,593
Accumulated depreciation
Balance at December 31, 2017	5,491	-	3,032	8,523
Amortization	3,883	-	91	3,974
Balance at December 31, 2018	9,374	-	3,123	12,497
Amortization	5,764	-	75	5,839
Balance at December 31, 2019	15,138	-	3,198	18,336
Net book value
At December 31, 2018	17,527	898	233	18,658
At December 31, 2019	19,711	1,388	158	21,257